Warrants - Schedule of Stock Warrants Activity (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]
Warrants Outstanding, Beginning Balance	3,395,833	3,693,971	4,182,261
Warrants Exercisable, Beginning	3,395,833	3,693,971	4,182,261
Warrants, Canceled	(3,395,833)
Warrants Granted	28,405,782		418,470
Warrants Exercised
Warrants Forfeited		(298,138)	(906,760)
Shares Outstanding, Ending Balance	28,405,782	3,395,833	3,693,971
Warrants Exercisable, Outstanding	28,405,782	3,395,833	3,693,971
Weighted Average Exercise Price, Outstanding, Beginning	$ 0.450	$ 0.45	$ 0.45
Weighted Average Exercise Price, Exercisable Beginning	$ 0.450	$ 0.45	$ 0.45
Weighted Average Exercise Price, Canceled
Weighted Average Exercise Price, Granted			$ 0.45
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited/Cancelled		$ 0.45	$ 0.45
Weighted Average Exercise Price, Outstanding, Ending	$ 0.653	$ 0.45	$ 0.45
Weighted Average Exercise Price, Exercisable Ending	$ 0.653	$ 0.45	$ 0.45
Weighted Average Remaining Contractual Terms (Years), Beginning	4 years 7 months 10 days		4 years 9 months 7 days
Weighted Average Remaining Contractual Terms (Years), Exercisable, Beginning	4 years 7 months 10 days	4 years 9 months 22 days	4 years 9 months 7 days
Weighted Average Remaining Contractual Terms (Years), Granted			5 years
Weighted Average Remaining Contractual Terms (Years), Ending	4 years 7 months 10 days	5 years 3 months 11 days	4 years 9 months 22 days
Weighted Average Remaining Contractual Terms (Years), Exercisable, Ending	4 years 7 months 10 days	5 years 3 months 11 days
Aggregate Intrinsic Value, Outstanding, Beginning
Aggregate Intrinsic Value, Exercisable, Beginning
Aggregate Intrinsic Value, Outstanding, Ending
Aggregate Intrinsic Value, Exercisable, Ending